Consolidated Statements of Changes in Equity	₪ / shares	USD ($) shares	Fortissimo Capital Fund VI, L.P. USD ($)	Nexa3D Inc. USD ($)	Covestro USD ($)	Ordinary Shares ₪ / shares	Ordinary Shares USD ($) shares	Ordinary Shares Fortissimo Capital Fund VI, L.P. USD ($) shares	Ordinary Shares Nexa3D Inc. USD ($) shares	Ordinary Shares Covestro USD ($) shares	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Fortissimo Capital Fund VI, L.P. USD ($)	Additional Paid-In Capital Nexa3D Inc. USD ($)	Additional Paid-In Capital Covestro USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Treasury Stock, Common USD ($) shares
Balance at Dec. 31, 2022		$ 959,432,000					$ 187,000				$ 3,048,915,000				$ (2,076,852,000)	$ (12,818,000)
Balance (in Shares) at Dec. 31, 2022 | shares							67,086,000
Issuance of Common stock under employee stock purchase plan		5,915,000					$ 2,000				5,913,000
Stock-based compensation		31,614,000									31,614,000
Issuance of shares as part of the Origin acquisition		5,202,000					1,000				5,201,000
Comprehensive loss		(117,335,000)													(123,074,000)	5,739,000
Balance at Dec. 31, 2023		884,839,000					$ 195,000				3,091,649,000				(2,199,926,000)	(7,079,000)
Balance (in Shares) at Dec. 31, 2023 | shares							69,656,000
Public offering of ordinary shares, net (in Shares) | shares							562,000
Issuance of shares as part of the Origin acquisition (in Shares) | shares							318,000
318000 | shares							1,690,000
318000		11,000					$ 5,000				6,000
Issuance of Common stock under employee stock purchase plan (in Shares) | shares							761,000
Issuance of Common stock under employee stock purchase plan		$ 5,610,000					$ 2,000				5,608,000
Ordinary shares repurchased (in shares) | shares		(266,000)
Ordinary shares repurchased		$ (1,995,000)
Treasury Stock, Value, Acquired, Cost Method																	$ (1,995,000)
Stock-based compensation		25,618,000									25,618,000
Comprehensive loss		(121,235,000)													(120,283,000)	(952,000)
Balance at Dec. 31, 2024		$ 792,991,000					$ 202,000				3,123,024,000				(2,320,209,000)	(8,031,000)
Balance (in Shares) at Dec. 31, 2024 | shares		71,716,000
318000 | shares							1,565,000
318000		$ 154,000					$ 5,000				149,000
Treasury Stock, Shares, Acquired | shares		(266,000)															(266,000)
Ordinary shares, nominal value (in Dollars per share) | ₪ / shares						₪ 71,982,000
Shares, Issued | shares		71,982,000
Issuance of Common stock under employee stock purchase plan (in Shares) | shares							661,000
Issuance of Common stock under employee stock purchase plan		$ 5,165,000					$ 2,000				5,163,000
Treasury Stock, Value, Acquired, Cost Method																	$ 1,995,000
Stock-based compensation											24,274,000
Other		24,274,000		$ 3,135,000					$ 1,000				$ 3,134,000
Issuance of shares as part of the Origin acquisition		500,000	$ 119,291,000		$ 495,000			$ 32,000		$ 0		$ 119,259,000		$ 495,000
Comprehensive loss		(102,451,000)													(104,285,000)	1,834,000
Balance at Dec. 31, 2025		$ 842,900,000					$ 242,000				3,275,344,000				$ (2,424,494,000)	$ (6,197,000)
Balance (in Shares) at Dec. 31, 2025 | shares		86,110,000
Issuance of shares as part of the Origin acquisition (in Shares) | shares		44,000						11,650,000		44,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares									300,000
318000 | shares							1,738,000
318000		$ 0					$ 5,000				$ (5,000)
Ordinary shares, nominal value (in Dollars per share) | ₪ / shares	₪ 0.01
Shares, Issued | shares		86,376,000